Business Combination - Narrative (Details) - Frndly TV, Inc. $ in Millions	May 09, 2025 USD ($)
Business Combination [Line Items]
Purchase consideration	$ 169.8
Business combination, aggregate cash consideration	103.6
Contingent consideration fair value	65.8
Contingent consideration, liability	$ 75.0
Period for recognition	2 years
Location, Statement of Income, Balance: us-gaap:GeneralAndAdministrativeExpense
Business Combination [Line Items]
Acquisition related expenses	$ 3.6